Short-Term Investments - Additional Information (Detail) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Schedule of Investments [Line Items]
Short term investments, maturity period		34 days
Other than temporary impairment losses, investments	$ 0	$ 0
Investment, interest range		3.15%